Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue Recognition
Total revenues	$ 18,980		$ 86,496
Operating expenses:
Salaries	3,420		16,846
Provision for loan losses	3,113		21,286
Occupancy	1,289		6,222
Advertising and marketing	95		777
Depreciation and amortization	334		8,205
Other	2,203		9,824
Total operating expenses	10,454		63,160
Operating gross profit	8,526		23,336
Corporate and other expenses:
Corporate expenses	3,607		16,584
Depreciation and amortization	867		1,481
Interest expense, net	2,414		11,386
Total corporate and other expenses	6,888		29,451
Loss from continuing operations, before tax	1,638		(6,115)
Provision for income taxes	2		13
Net loss	1,636	$ 1,636	(6,128)
Other comprehensive income (loss):
Change in fair value of senior PIK notes	6,635	$ 6,635	(14,645)
Other comprehensive loss	6,635		(14,645)
Comprehensive loss	8,271		(20,773)
Finance receivable fees
Revenue Recognition
Total revenues	11,186		48,829
Credit service fees
Revenue Recognition
Total revenues	4,208		18,106
Check cashing fees
Revenue Recognition
Total revenues	2,497		12,520
Card fees
Revenue Recognition
Total revenues	475		3,215
Other
Revenue Recognition
Total revenues	$ 614		$ 3,826
Predecessor
Revenue Recognition
Total revenues				$ 87,651	$ 327,258	$ 364,067	$ 402,329
Operating expenses:
Salaries				17,132	65,552	70,539	70,024
Provision for loan losses				22,635	97,098	136,201	115,962
Occupancy				6,343	24,707	27,197	27,590
Advertising and marketing				1,011	4,643	7,262	6,831
Lease termination				97	754	1,857	1,733
Depreciation and amortization				2,223	7,695	9,461	10,116
Other				11,025	40,515	51,738	51,597
Total operating expenses				60,466	240,964	304,255	283,853
Operating gross profit				27,185	86,294	59,812	118,476
Corporate and other expenses:
Corporate expenses				17,602	64,699	82,175	86,434
Depreciation and amortization				1,093	4,318	4,929	4,987
Interest expense, net				12,178	50,760	48,245	44,470
Total corporate and other expenses				30,873	137,550	250,328	103,829
Loss from continuing operations, before tax				(3,688)	(51,256)	(190,516)	14,647
Provision for income taxes					39	(9,621)	16,192
Net loss				(3,688)	(51,295)	(180,895)	(1,545)
Other comprehensive income (loss):
Comprehensive loss				(3,688)	(51,295)	(180,895)	(1,545)
Predecessor | Finance receivable fees
Revenue Recognition
Total revenues				50,932	189,236	215,940	238,073
Predecessor | Credit service fees
Revenue Recognition
Total revenues				19,196	71,540	76,763	86,864
Predecessor | Check cashing fees
Revenue Recognition
Total revenues				11,692	44,514	46,011	48,437
Predecessor | Card fees
Revenue Recognition
Total revenues				1,948	8,370	8,281	7,974
Predecessor | Other
Revenue Recognition
Total revenues				$ 3,883	$ 13,598	$ 17,072	$ 20,981